Subsequent Events (Revolving Credit Facility) (Details) (Subsequent Event [Member], USD $)	0 Months Ended	12 Months Ended
	Mar. 11, 2013	Dec. 31, 2012	Jan. 31, 2013
Senior Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Senior secured credit facility			$ 14,000,000
Credit facility term		3 years
Credit facility accordian feature, additional borrowing capacity			66,000,000
Credit facility accordian feature, maximum borrowing capacity			80,000,000
Credit facility borrowings	1,000,000
Credit facility, outstanding borrowings	11,500,000
Arbors River Oaks [Member]
Subsequent Event [Line Items]
Repayment of mortgage loan		$ 9,000,000